Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2022
Share Capital And Additional Paid-in Capital
Share capital and additional paid-in capital

Note	23 | Share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total

Balance at December 31, 2020	111,957	1,480	113,437
Payment of Other reserve constitution - Share-bases compensation plan	—	12	12
Balance at December 31, 2021	111,957	1,492	113,449

Payment of Other reserve constitution - Share-bases compensation plan	—	9	9
Balance at December 31, 2022	111,957	1,501	113,458

As of December 31, 2022, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,210,385 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,952,604 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

Listing of the Company’s shares

The Company’s shares are listed on the Buenos Aires Stock Exchange, forming part of the Merval Index, as well as on the NYSE, where each ADS represents 20 common shares.